CONSOLIDATED INCOME STATEMENT - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Interest income	£ 14,306	£ 16,861	£ 16,349
Interest expense	(3,557)	(6,681)	(2,953)
Net interest income	10,749	10,180	13,396
Fee and commission income	2,308	2,756	2,848
Fee and commission expense	(1,148)	(1,350)	(1,386)
Net fee and commission income	1,160	1,406	1,462
Net trading income	7,220	18,288	(3,876)
Insurance premium income	8,615	9,574	9,189
Other operating income	1,423	2,908	1,920
Other income	18,418	32,176	8,695
Total income	29,167	42,356	22,091
Insurance claims	(14,041)	(23,997)	(3,465)
Total income, net of insurance claims	15,126	18,359	18,626
Regulatory provisions	(464)	(2,895)	(1,350)
Other operating expenses	(9,281)	(9,775)	(10,379)
Total operating expenses	(9,745)	(12,670)	(11,729)
Impairment	(4,155)	(1,296)	(937)
Profit before tax	1,226	4,393	5,960
Tax credit (expense)	161	(1,387)	(1,454)
Profit for the year	1,387	3,006	4,506
Profit (loss), attributable to [abstract]
Profit attributable to ordinary shareholders	865	2,459	3,975
Profit attributable to other equity holders	453	466	433
Profit attributable to equity holders	1,318	2,925	4,408
Profit attributable to non-controlling interests	£ 69	£ 81	£ 98
Basic earnings per share
Basic earnings per share (in GBP per share)	£ 0.012	£ 0.035	£ 0.055
Diluted earnings per share
Diluted earnings per share (in GBP per share)	£ 0.012	£ 0.034	£ 0.055